Events After the Balance Sheet	6 Months Ended
Sep. 30, 2025
Events After the Balance Sheet [Abstract]
EVENTS AFTER THE BALANCE SHEET

NOTE 30 — EVENTS AFTER THE BALANCE SHEET

On October 6, 2025, the Board of Directors (the “Board”) of the Company received and accepted the resignation of Mr. Wong Lap Sun (“Mr. Wong”) from his position as Chief Executive Officer, the resignation of Mr. Zhifang Zhang (“Mr. Zhang”) from his position as Executive Director, and the resignation of Mr. Kwok Man Bun (“Mr. Kwok”) from his position as Chief Financial Officer effective immediately. Each of Mr. Wong, Mr. Zhang and Mr. Kwok resigned for personal reasons and not due to any disagreement with the Company or the Board on any matter relating to the Company’s operations, policies, or practices. Effective on October 6, 2025, the Board appointed Mr. Chenyu Liang (“Mr. Liang”) as Director and Chief Executive Officer, Ms. Shu Liu (“Ms. Liu”) as Chief Financial Officer and Mr. Zifeng Wang (“Mr. Wang”) as Chief Strategy Officer of the Company.

On November 6, 2025, the Board of Directors (the “Board”) of the Company received and accepted the resignation of Ms. Raina Zou (“Ms. Zou”) from her position as Independent Director, chairperson of the audit committee of the Board, member of the compensation committee of the Board and member of the nominating and corporate governance committee of the Board. On the same date, the Board also received and accepted the resignation of Dr. King Yin Lai (“Mr. Lai”) from his position as Independent Director, member of the audit committee of the Board, chairperson of the compensation committee of the Board and member of the nominating and corporate governance committee of the Board. Both Ms. Zou and Mr. Lai resigned for personal reasons and not due to any disagreement with the Company or the Board on any matter relating to the Company’s operations, policies, or practices. To fill the vacancy created by Ms. Zou’s resignation until the Company’s next annual general meeting called for the election of directors, the Board appointed Ms. Jingyan Wu (“Ms. Wu”) to serve as an independent director, chairperson of the audit committee of the Board, member of the compensation committee of the Board and member of the nominating and corporate governance committee of the Board, effective on November 6, 2025.

On November 10, 2025, the Company submitted an early redemption application in respect of its investment in an open-ended fund, with the total redemption amounting to US$2,331,925. On November 11, 2025, the Company and the fund manager agreed on the relevant redemption terms and an installment payment schedule for the redemption proceeds, pursuant to which, the first installment of US$500,000 is expected to be paid on or around 18 November 2025, the second installment of US$400,000 on or around January 12, 2026, and the remaining balance of US$1,431,925 to be settled in one to three installments on or before March 31, 2026. As of March 18, 2026, the Company has received the first two installments of the redemption proceeds in full.

On December 12, 2025, the Company held a shareholders’ meeting, at which the following resolutions were adopted: (a) to amend the Company’s authorized share capital, such that the authorized share capital remains US$1,000,000 (previously divided into 1,000,000,000 ordinary shares with a par value of US$0.001 per share) and is now divided into 1,000,000,000 ordinary shares consisting of (i) 940,000,000 Class A ordinary shares and (ii) 60,000,000 Class B ordinary shares; (b) to repurchase 7,150,000 of the Company’s Class A ordinary shares (the “Repurchased Shares”) registered in the name of TUTU Business Services Limited (the “Shareholder”) at a nominal purchase price of US$1 in the aggregate, with such purchase price to be paid to the Shareholder upon completion of the repurchase and funded exclusively from the proceeds of a concurrent private placement of 7,150,000 of the Company’s Class B ordinary shares issued for the sole purpose of financing the repurchase; (c) to approve the Company’s 2025 Equity Incentive Plan; and (d) to approve other matters, the details of which are set forth in the Company’s Form 6-K filed with the Securities and Exchange Commission on December 17, 2025. The amendment to the authorized share capital and the repurchase of the 7,150,000 Class A ordinary shares were fully completed as of February 8, 2026.

On December 31, 2025, the English name of the Company was changed from “Hong Kong Pharma Digital Technology Holdings Limited” to “Cellyan Biotechnology Co., Ltd”, and the Chinese name of “生研生物公司” be adopted as the dual foreign name of the Company to replace its existing Chinese name of “港药数字科技控股有限公司” with effect from the date on which the Registrar of Companies in the Cayman Islands issues a Certificate of Incorporation on Change of Name confirming that the new name has been registered.

On January 12, 2026, the Company received a letter from the Listings Qualifications Department of The Nasdaq Capital Market (“Nasdaq”) notifying the Company that the minimum closing bid price per share for its class A ordinary shares of par value of US$0.001 each (“Class A Ordinary Shares”) was below $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2). The Nasdaq notification letter does not result in the immediate delisting of the Company’s Class A Ordinary Shares, and the shares will continue to trade uninterrupted under the symbol “HKPD.” In the event the Company does not regain compliance by July 13, 2026, the Company may be eligible for an additional 180 calendar day grace period. To qualify, the Company will be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the bid price requirement, and will need to provide written notice of its intention to cure the deficiency during the second compliance period, including by effecting a reverse share split, if necessary. If the Company chooses to implement a reverse share split, it must complete the split no later than ten (10) business days prior to July 13, 2026, or the expiration of the second compliance period if granted.